Property and Equipment, net - Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 499,813	$ 47,275
Less: accumulated depreciation	(31,597)	(22,621)
Property and equipment, net	468,216	24,654
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	38,481	13,204
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,204	34,071
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,328
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	329,992
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 115,808